11. Property, Plant and Equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 46,188	$ 37,747
Less: accumulated depreciation	(11,058)	(3,636)
Property plant and equipment, net before construction in progress and impairment	35,130	34,111
Impairment of property, plant and equipment	(2,328)	(2,328)
Property plant and equipment, net	32,802	31,783
P V Solar Systems [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	33,174	32,288
Bitcoin Mining Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	4,155	4,045
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	2,220	759
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	6,040	468
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 599	187
Other Items [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		$ 0